Stockholders' Deficit	12 Months Ended
Dec. 31, 2025
Stockholders' Deficit
13.	Stockholders’ Deficit
Common Stock
In September 2025, the Company authorized 2,000,000,000 shares, consisting of 1,980,000,000 shares of Kodiak common stock, par value $0.0001 per share, and 20,000,000 shares of Kodiak preferred stock, par value $0.0001 per share. Each share of Kodiak common stock is entitled to one vote.
Common stock reserved for future issuance as of December 31, 2025 was as follows (in thousands).

December 31, 2025
Earn Out Securities	74,998
Common stock warrants 1	65,226
Outstanding stock options	55,438
Shares available for issuance under equity incentive plan	25,709
Cumulative redeemable convertible preferred stock 2	14,597
Shares available for issuance under the ESPP	5,639

Total	241,607

1	Common stock warrants include both equity-classified and liability-classified warrants (see Note 11).
2	Includes shares issuable for accrued interest paid-in-kind (see Note 12).
Equity-Classified Common Stock Warrants
As of December 31, 2025, the Company had the following equity-classified common stock warrants outstanding (in thousands, except exercise price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
Public Warrants	24,991	$9.28	9/24/2030
Private Placement Warrants	14,300	$9.28	9/24/2030
Assumed Kodiak Warrants	559	$2.24	12/31/2028, 6/30/2031

Total outstanding	39,850

Public and Private Placement Warrants
Public warrants became exercisable on October 24, 2025. The Company may redeem the Public Warrants if the last reported sales price of Kodiak common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company provides notice of redemption to the warrant holders. Redemption may be redeemed only in full, not in part, and requires a minimum of 30 days’ prior written notice. Once exercisable, the Public Warrants may be redeemed by the Company at a redemption price of $0.01 per warrant.
On October 21, 2025, the Company notified the holders of its Public Warrants and Private Placement Warrants of the following adjustments as a result of down-round provisions being triggered in connection with the Merger

Kodiak AI, Inc.
Notes to Consolidated Financial Statements (continued)

and the Company’s reported sales price of its common stock pursuant to the terms of the agreement (i) an adjustment to the exercise price from the original exercise price of $11.50 per share to $9.28 per share of common stock, and (ii) an adjustment of the $18.00 per share redemption trigger to $14.53 per share of common stock. The volume-weighted average trading price of the common stock during the
20-trading
day period starting on the trading day prior to the day on which the Company consummated the Merger (such price, the “Market Value”) was determined to be $8.07 per share. Accordingly, the revised exercise and redemption prices reflect 115% and 180% of the Market Value, respectively.
The Private Placement Warrants are substantially identical to the Public Warrants, except that they are not transferable, assignable, or salable until 30 days following the Closing, subject to certain limited exceptions. In addition, the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable.
The Company may require a cashless exercise of the Public Warrants upon redemption. The exercise price and number of shares of common stock are subject to adjustment for certain corporate events, such as share dividends, recapitalizations, and mergers. The warrants are not adjusted for common stock issued below the exercise price, and the Company is not obligated to net cash settle them. The warrants are equity-classified because they are indexed to the Company’s common stock and the number of shares of common stock issuable upon exercise is not based on a fixed monetary amount.
Assumed Kodiak Warrants
In connection with the Merger, each outstanding and unexercised Legacy Kodiak warrant was converted into an Assumed Kodiak Warrant. Upon the Closing Date, the Assumed Kodiak Warrants were remeasured to fair value and reclassified from liability to equity (see Note 5). The warrants met the conditions for equity classification because they are indexed to the Company’s common stock and provide for the issuance of a fixed number of shares upon exercise. The warrants do not contain any mandatory redemption features requiring settlement in cash or other assets.
Legacy Kodiak Common Stock Warrants
The Company issued common stock warrants in connection with entering into advisory and services agreements as well as debt arrangements, which all met the conditions for equity classification. Prior to the Merger, each issued, outstanding and unexercised warrant was net exercised in exchange for shares of Legacy Kodiak common stock in accordance with its contractual terms and was converted into 933,626 shares of Kodiak common stock.